Note 20 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule (USD $)	Dec. 31, 2013
Tranche A [Member]
Debt Instrument [Line Items]
2014	$ 800
2015	800
2016	800
2017	1,500
3,900
Tranche B [Member]
Debt Instrument [Line Items]
2017	806
$ 806